Application of New Amended and Revised Standards and Interpretations - Schedule of Anticipated Impact On Assets and Liabilities (Detail) - USD ($)	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total effect on assets (right-of-use assets)	$ 267,111
Lease Liabilities - current	223,833
Lease liabilities - non-current	$ 42,238
Adjusted
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total effect on assets (right-of-use assets)		$ 323,850
Lease Liabilities - current		219,039
Lease liabilities - non-current		$ 104,811
Adjustments Arising from Initial Application
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total effect on assets (right-of-use assets)			$ 323,850
Lease Liabilities - current			219,039
Lease liabilities - non-current			104,811
Total effect on liabilities			$ 323,850